UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Par-Four Investment Management, LLC

Address:  50 Tice Boulevard
          Woodcliff Lake, New Jersey 07677

13F File Number: 028-12818

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ed Labrenz
Title:  Chief Financial Officer
Phone:  (201) 573-7512


Signature, Place and Date of Signing:

/s/  Ed Labrenz                Woodcliff Lake, NJ            February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  6

Form 13F Information Table Value Total: $64,722
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number        Name

1          028-05431                   Sunrise Partners Limited Partnership

                                        FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5     COLUMN 6      COLUMN 7          COLUMN 8

                               TITLE                      VALUE     SHRS OR SH/ PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS      CUSIP       (x1000)    PRN AMT PRN CALL  DISCRETION  MANAGERS      SOLE    SHARED  NONE
--------------                ---------     ------      --------   ----------------- ----------- ---------     -----   ------- -----

SPDR S&P 500 ETF TR            TR UNIT     78462F103     16,315    130,000      CALL  SHARED         1                  130,000
SPDR S&P 500 ETF TR            TR UNIT     78462F103     40,009    318,800      PUT   SHARED         1                  318,800
SPDR S&P 500 ETF TR            TR UNIT     78462F103      7,053     56,200      PUT   SOLE          NONE       56,200
CARMIKE CINEMAS INC            COM         143436400        505     73,331  SH        SHARED         1                   73,331
HAWAIIAN TELCOM HOLDCO INC     COM         420031106        784     50,915  SH        SOLE          NONE       50,915
SPANISH BROADCASTING SYS INC   CL A NEW    846425833         56     18,820  SH        SHARED         1                   18,820







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